COST REDUCTION ACTIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Jan. 02, 2016 USD ($) item	Jan. 03, 2015 USD ($) item
2015/2016 Actions
Restructuring Charges:
Charges (Reversals), net | $	$ 20.9	$ 26.1
Number of positions reduced as a result of Cost Reduction Actions	440	430
Number of positions remaining	0
2014/2015 Actions
Restructuring Charges:
Charges (Reversals), net | $		$ 33.4	$ 66.5
Number of positions reduced as a result of Cost Reduction Actions		605	1,420
Number of positions remaining	0